provisions (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2019	Jan. 01, 2019	Dec. 31, 2018
provisions reconciliation
Balance at beginning of period	$ 857	$ 589
Additions	184	409
Reversal	(23)	(22)
Use	(224)	(139)
Interest effect	160	(1)
Effects of foreign exchange, net	(19)	21
Balance at end of period	878	857
Current			$ 288
Non-current			590
Total	878	857	878	$ 800	$ 857
Differences of interest effect due to change in discount rates as compared to interest accretion on provisions	138	(22)
As previously reported
provisions reconciliation
Balance at beginning of period	857
Balance at end of period		857
Total	857	857			857
IFRS 16 effects
provisions reconciliation
IFRS 16, Leases transitional amount					(57)
Asset retirement obligation
provisions reconciliation
Balance at beginning of period	336	351
Additions	15	6
Use	(5)	(10)
Interest effect	149	(11)
Balance at end of period	495	336
Current			11
Non-current			484
Total	495	336	495	336	336
Asset retirement obligation | As previously reported
provisions reconciliation
Balance at beginning of period	336
Balance at end of period		336
Total	336	336			336
Employee-related
provisions reconciliation
Balance at beginning of period	88	36
Additions	64	124
Use	(88)	(72)
Balance at end of period	64	88
Current			59
Non-current			5
Total	64	88	64	88	88
Employee-related | As previously reported
provisions reconciliation
Balance at beginning of period	88
Balance at end of period		88
Total	88	88			88
Written put options
provisions reconciliation
Balance at beginning of period	282	82
Additions		184
Reversal	(17)	(15)
Use	(62)
Interest effect	11	10
Effects of foreign exchange, net	(18)	21
Balance at end of period	196	282
Current			191
Non-current			5
Total	196	282	196	282	282
Written put options | As previously reported
provisions reconciliation
Balance at beginning of period	282
Balance at end of period		282
Total	282	282			282
Other
provisions reconciliation
Balance at beginning of period	151	120
Additions	105	95
Reversal	(6)	(7)
Use	(69)	(57)
Effects of foreign exchange, net	(1)
Balance at end of period	123	151
Current			27
Non-current			96
Total	123	151	$ 123	$ 94	151
Other | As previously reported
provisions reconciliation
Balance at beginning of period	151
Balance at end of period		151
Total	$ 151	$ 151			151
Other | IFRS 16 effects
provisions reconciliation
IFRS 16, Leases transitional amount					$ (57)